OTHER LONG-TERM LIABILITIES (Detail) - USD ($) $ in Thousands	9 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Fair value of the liability		$ 19,628
Repayments made with respect to the onerous broker contract	$ 10,957
Other accrued liabilities
Fair value of the liability		9,956
Other long-term liabilities
Fair value of the liability		9,672
Onerous Broker Contract | Other long-term liabilities
Fair value of the liability		6,821
Landshire
Fair value of the liability	9,824	19,628
Payments made with respect to the earn out agreement	10,000
Landshire | Other accrued liabilities
Fair value of the liability	6,588	9,956
Better Bakery
Fair value of the liability	5,836
Repayments made with respect to the onerous broker contract	1,154
Better Bakery | Other accrued liabilities
Fair value of the liability	2,748
Better Bakery | Other long-term liabilities
Fair value of the liability	$ 3,088	$ 6,821